BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Including 2023 Fourth Quarter Asset Acquisition (Details) - Land of Lincoln Dispensary LLC $ in Thousands	Nov. 02, 2023 USD ($) item
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Company recorded intangible assets	$ 200
Number of conditional adult use dispensary licenses | item	2
Purchase consideration for acquisition	$ 200
Conditional adult use dispensary licenses
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Amortization period	15 years